Note 14 - Financial Instruments - Assets and Liabilities at Fair Value (Details)	Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Derivative financial liabilities	$ 375,417
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial liabilities	375,417
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial liabilities